UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds U.S. Government Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: September 30, 2018

Steven I. Koszalka

American Funds U.S. Government Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds

U.S. Government

Money Market FundSM

Annual report

for the year ended

September 30, 2018

Earning income while
preserving capital and
maintaining liquidity

American Funds U.S. Government Money Market Fund seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a government money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will do so at any time.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2018:

	1 year	5 years	Lifetime (since 5/1/09)

Class A shares	1.19%	0.30%	0.16%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The fund’s gross expense ratio is 0.38% for Class A shares as of the prospectus dated December 1, 2018 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Please see americanfunds.com for more information.

The fund’s annualized seven-day yield for Class A shares as of October 31, 2018, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.91% . The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The value of fixed income securities may be affected by changing interest rates and changes in credit ratings of the securities. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	Investment portfolio

6	Financial statements

22	Board of trustees and other officers

Fellow investors:

For the fiscal year ended September 30, 2018, American Funds U.S. Government Money Market Fund returned 1.19% and maintained a net asset value (NAV) of $1.00 per share. The fund’s benchmark, the three-month U.S. Treasury bill, and its peer index, the Lipper U.S. Government Money Market Funds Average*, generated returns of 1.73% and 0.93%, respectively, over the same period.

The fund’s annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.56% as of that date.

Yields for government money market funds remain relatively low by historical standards. However, as the Federal Reserve Board has raised the benchmark federal funds rate in recent years, and as short-term interest rates have also risen, such increases have enabled the fund to make regular income distributions across the majority of its share classes over the fund’s last fiscal year.

The economy and markets

U.S. economic data were strong at the end of the 12-month period, with the Federal Reserve revising its 2018 gross domestic product (GDP) growth forecast to 3.1% in September, up from 2.8% at the end of June. Equity markets continued their climb, with several key indexes breaking through new records. The third-quarter jobs report was largely positive: the Bureau of Labor Statistics reported that the U.S. unemployment rate fell to 3.7% at the end of September — its lowest point in nearly 50 years.

While fourth-quarter 2017 and first-quarter 2018 real GDP growth rates were generally in the low 2% range, second-quarter GDP growth was the highest since 2014, increasing at an annual rate of 4.2% according to the Commerce Department’s Bureau of Economic Analysis (BEA).

With this continued growth, inflation rates rose steadily throughout the year. While 2017 saw rates in the low 2% range, inflation hit 2.9% this summer. In the interest of reaching its 2% inflation target, among other reasons, the Federal Reserve has continued to raise interest rates during the period, placing the federal funds rate at a target of 2.0% to 2.25% in September 2018. There have been eight 25-basis-point rate hikes since December 2015, and expectations are for another before the end of 2018 and up to three more increases through December 2019.

Uncertainties and tensions surrounding tariffs and efforts to renegotiate long-standing trade relationships have led to some reactions within the U.S. markets, but the long-run impacts remain uncertain.

After the close of the fiscal period, equity markets experienced a sudden bout of volatility at the beginning of October. Many reasons for this have been identified, including the outsized impact of information

Your fund’s annualized seven-day SEC yield as of September 30, 2018†
American Funds U.S. Government Money Market Fund (Class A shares)	1.56%

*	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.
†	The annualized seven-day yield more accurately reflects the fund’s current earnings than its 30-day yield or total return.

American Funds U.S. Government Money Market Fund	1

technology stocks, which now constitute nearly 30% of the Standard & Poor’s 500 Index, and the continued tightening of monetary conditions as the Federal Reserve increases interest rates after years of maintaining them at historic lows. Slowing global growth and the mounting U.S. budget deficit have also prompted some concerns.

On this final factor, increased government spending is widely expected to result in additional U.S. Treasury issuance in the coming years. Anticipation of this new supply is evident in a flatter yield curve over the course of 2018, as the spread between two- and 10-year Treasuries fell to levels last seen in 2007. Indeed, 10-year Treasury yields started 2018 at roughly 2.4% in January, and rose about 65 basis points to just over 3% by the end of September. In comparison, two-year Treasury yields rose by about 94 basis points over the same time frame to yield about 2.8%.

Global growth

At its October 2018 meeting, the International Monetary Fund revised its global growth forecasts down 20 basis points to 3.7%. IMF Economic Counsellor and Director of Research Maurice Obstfeld noted that, while this growth estimate exceeds rates achieved in any calendar year between 2012 and 2016, global growth has plateaued and the earlier forecast “appears over-optimistic.”

Moreover, Obstfeld stated that there are “clouds on the horizon” as global growth has been less balanced than hoped for, downside risks identified earlier in the year materializing, and policies meant to support continued economic growth appearing “unsustainable over the long term.” In particular, he pointed to policies in the U.S. and China — two countries where the IMF has revised its growth forecasts lower.

The fund’s portfolio

The fund continued to meet its objectives of providing capital preservation and liquidity — important goals for many investors’ portfolios. The continuing incremental rise in short-term rates has also made it possible to once again provide investors with income distributions across nearly all share classes.

As of September 30, 100% of the fund’s net assets were in qualifying U.S. government securities, such as those issued by the federal government, its agencies or instrumentalities. Federal agency discount notes constitute 55.66% of the portfolio. U.S. Treasury bills were the next largest allocation at 28.16%, followed by repurchase agreements backed by eligible government securities at 11.70%, and U.S. Treasury bonds and notes at 4.31%. At the end of the reporting period, the fund’s weighted average maturity was 33 days.

Thank you for making American Funds U.S. Government Money Market Fund part of your investment portfolio. We look forward to reporting to you again in six months.

Cordially,

Kristine M. Nishiyama

President

Steven D. Lotwin

President-Elect

November 12, 2018

For current information about the fund, visit americanfunds.com.

2	American Funds U.S. Government Money Market Fund

Investment portfolio September 30, 2018

Percent of net assets

Short-term securities:
Federal agency discount notes	55.66%
U.S. Treasury bills	28.16
Repurchase agreements	11.70
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	4.31
Other assets less liabilities	.17
100.00%

Short-term securities 95.52%	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes 55.66%
Fannie Mae 10/3/2018	1.90%	$114,660	$114,647
Fannie Mae 10/23/2018	2.03	168,200	167,983
Fannie Mae 10/29/2018	1.98	135,000	134,779
Federal Farm Credit Banks 10/2/2018	1.93	30,000	29,998
Federal Farm Credit Banks 10/4/2018	1.97	18,000	17,997
Federal Farm Credit Banks 10/12/2018	1.95	40,000	39,974
Federal Farm Credit Banks 10/15/2018	1.94	55,000	54,954
Federal Farm Credit Banks 10/16/2018	1.95	57,800	57,748
Federal Farm Credit Banks 10/29/2018	2.00	50,000	49,916
Federal Farm Credit Banks 10/30/2018	2.12	30,000	29,948
Federal Farm Credit Banks 11/1/2018	1.97	20,000	19,963
Federal Farm Credit Banks 11/13/2018	2.02	50,000	49,870
Federal Farm Credit Banks 11/16/2018	2.04	85,000	84,764
Federal Farm Credit Banks 11/20/2018	2.01	70,000	69,787
Federal Farm Credit Banks 11/21/2018	2.03	25,000	24,922
Federal Farm Credit Banks 11/26/2018	2.09	52,000	51,823
Federal Farm Credit Banks 11/27/2018	2.10	35,000	34,878
Federal Farm Credit Banks 11/28/2018	2.13	50,000	49,822
Federal Farm Credit Banks 12/11/2018	2.13	50,000	49,781
Federal Farm Credit Banks 12/27/2018	2.20	25,000	24,862
Federal Home Loan Bank 10/1/2018	1.89	106,300	106,281
Federal Home Loan Bank 10/2/2018	1.91	352,000	351,979
Federal Home Loan Bank 10/3/2018	1.95	162,900	162,881
Federal Home Loan Bank 10/5/2018	1.93	308,700	308,628
Federal Home Loan Bank 10/9/2018	1.94	384,100	383,921
Federal Home Loan Bank 10/10/2018	1.95	467,000	466,755
Federal Home Loan Bank 10/12/2018	1.98	370,400	370,162
Federal Home Loan Bank 10/15/2018	1.95	38,000	37,969
Federal Home Loan Bank 10/16/2018	1.99	80,000	79,930
Federal Home Loan Bank 10/17/2018	1.99	214,500	214,300
Federal Home Loan Bank 10/19/2018	2.00	241,200	240,945
Federal Home Loan Bank 10/24/2018	2.01	250,000	249,663
Federal Home Loan Bank 10/25/2018	2.05	100,000	99,859
Federal Home Loan Bank 10/26/2018	2.10	164,200	163,959
Federal Home Loan Bank 10/29/2018	2.06	100,000	99,836
Federal Home Loan Bank 10/30/2018	2.06	60,000	59,898
Federal Home Loan Bank 10/31/2018	2.01	100,000	99,824
Federal Home Loan Bank 11/2/2018	2.00	350,000	349,344
Federal Home Loan Bank 11/5/2018	2.07	125,000	124,740
Federal Home Loan Bank 11/6/2018	2.03	150,000	149,684
Federal Home Loan Bank 11/7/2018	2.04	275,000	274,399
Federal Home Loan Bank 11/13/2018	2.15	100,000	99,746
Federal Home Loan Bank 11/14/2018	2.10	520,000	518,631
Federal Home Loan Bank 11/16/2018	2.06	169,600	169,140
Federal Home Loan Bank 11/19/2018	2.11	210,000	209,388
Federal Home Loan Bank 11/20/2018	2.02	150,000	149,554
Federal Home Loan Bank 11/21/2018	2.05	50,000	49,848
Federal Home Loan Bank 11/28/2018	2.10	115,400	114,993
Federal Home Loan Bank 12/5/2018	2.10	50,000	49,805
Federal Home Loan Bank 12/7/2018	2.11	200,000	199,191

American Funds U.S. Government Money Market Fund	3

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes (continued)
Federal Home Loan Bank 12/14/2018	2.14%	$65,000	$64,710
Federal Home Loan Bank 12/17/2018	2.14	75,000	74,649
Federal Home Loan Bank 1/7/2019	2.09	50,000	49,699
Federal Home Loan Bank 1/29/2019	2.23	75,000	74,438
Freddie Mac 10/2/2018	1.93	31,691	31,689
Freddie Mac 10/3/2018	1.92	100,000	99,988
Freddie Mac 10/18/2018	1.96	300,000	299,701
Freddie Mac 10/19/2018	1.95	250,000	249,736
Freddie Mac 10/22/2018	1.95	400,000	399,508
Freddie Mac 10/30/2018	1.98	125,000	124,788
Freddie Mac 11/5/2018	1.99	75,800	75,645
Freddie Mac 11/13/2018	2.03	105,300	105,033
Freddie Mac 11/20/2018	2.05	240,000	239,286
Freddie Mac 12/4/2018	2.08	37,500	37,356
			9,039,895

U.S. Treasury bills 28.16%
U.S. Treasury Bills 10/4/2018	1.88	400,000	399,932
U.S. Treasury Bills 10/11/2018	1.90	400,000	399,773
U.S. Treasury Bills 10/18/2018	1.94	488,700	488,222
U.S. Treasury Bills 10/25/2018	1.98	392,400	391,856
U.S. Treasury Bills 11/1/2018	1.96	450,000	449,202
U.S. Treasury Bills 11/8/2018	1.98	100,000	99,781
U.S. Treasury Bills 11/15/2018	2.00	237,700	237,081
U.S. Treasury Bills 11/23/2018	2.05	200,000	199,379
U.S. Treasury Bills 11/29/2018	2.08	80,000	79,723
U.S. Treasury Bills 12/6/2018	2.12	120,000	119,533
U.S. Treasury Bills 12/13/2018	2.08	225,000	224,030
U.S. Treasury Bills 12/20/2018	2.08	500,000	497,633
U.S. Treasury Bills 12/27/2018	2.06	275,000	273,564
U.S. Treasury Bills 1/3/2019	2.06	317,100	315,303
U.S. Treasury Bills 1/10/2019	2.10	200,000	198,771
U.S. Treasury Bills 1/17/2019	2.10	100,000	99,345
U.S. Treasury Bills 2/14/2019	2.17	100,000	99,144
			4,572,272

Repurchase agreements 11.70%
Overnight repurchase agreements*		1,900,000	1,900,000

Total short-term securities (cost: $15,513,207,000)			15,512,167

Bonds, notes & other debt instruments 4.31%
U.S. Treasury bonds & notes 4.31%
U.S. Treasury 4.31%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.17%) 2.362% 2018[1]		100,000	100,020
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.06%) 2.252% 2019[1]		250,000	250,207
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.14%) 2.332% 2019[1]		225,000	225,169
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0%) 2.192% 2020[1]		50,000	49,997
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.043%) 2.235% 2020[1]		75,000	75,000
Total bonds, notes & other debt instruments (cost: $699,984,000)			700,393
Total investment securities 99.83% (cost: $16,213,191,000)			16,212,560
Other assets less liabilities 0.17%			27,570

Net assets 100.00%			$16,240,130

4	American Funds U.S. Government Money Market Fund

*Repurchase agreements

The fund held overnight repurchase agreements on September 30, 2018. Additional details on repurchase agreements appear in the following table.

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	2.22%	9/28/2018	10/1/2018	U.S. Treasury Securities 0%-2.625% 2018-2028	$102,000	$100,000	$100,019
BNP Paribas	2.24	9/28/2018	10/1/2018	U.S. Treasury Securities 0%-2.125% 2018-2028	357,000	350,000	350,065
JP Morgan	2.24	9/28/2018	10/1/2018	U.S. Treasury Securities 1.875% 2022	255,000	250,000	250,047
Merrill Lynch	2.25	9/28/2018	10/1/2018	U.S. Treasury Securities 2.625%-7.625% 2021-2025	357,000	350,000	350,066
Société Générale	2.23	9/28/2018	10/1/2018	U.S. Treasury Securities 0%-9% 2018-2028	204,000	200,000	200,037
Toronto Dominion	2.25	9/28/2018	10/1/2018	U.S. Treasury Securities 0%-7.625% 2019-2025	408,000	400,000	400,075
Wells Fargo	2.24	9/28/2018	10/1/2018	U.S. Treasury Securities 0.125%-6.375% 2018-2028	255,000	250,000	250,047
					$1,938,000	$1,900,000	$1,900,356

[1]	Coupon rate may change periodically.

See Notes to Financial Statements

American Funds U.S. Government Money Market Fund	5

Financial statements

Statement of assets and liabilities at September 30, 2018	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $16,213,191)		$16,212,560
Cash		10,264
Receivables for:
Sales of fund’s shares	$73,780
Interest	2,980	76,760
		16,299,584
Liabilities:
Payables for:
Repurchases of fund’s shares	52,272
Dividends on fund’s shares	168
Investment advisory services	3,610
Services provided by related parties	2,816
Trustees’ deferred compensation	287
Other	301	59,454
Net assets at September 30, 2018		$16,240,130

Net assets consist of:
Capital paid in on shares of beneficial interest		$16,240,784
Total accumulated loss		(654)
Net assets at September 30, 2018		$16,240,130

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (16,240,526 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$10,770,024	10,770,288	$1.00
Class C	152,502	152,506	1.00
Class T	10	10	1.00
Class F-1	166,441	166,444	1.00
Class F-2	86,683	86,685	1.00
Class F-3	15,632	15,632	1.00
Class 529-A	1,440,326	1,440,362	1.00
Class 529-C	154,877	154,881	1.00
Class 529-E	75,118	75,118	1.00
Class 529-T	10	10	1.00
Class 529-F-1	111,089	111,092	1.00
Class ABLE-A	38	38	1.00
Class R-1	32,671	32,672	1.00
Class R-2	741,851	741,869	1.00
Class R-2E	29,679	29,680	1.00
Class R-3	812,831	812,851	1.00
Class R-4	680,337	680,354	1.00
Class R-5E	13,194	13,195	1.00
Class R-5	191,665	191,669	1.00
Class R-6	765,152	765,170	1.00

See Notes to Financial Statements

6	American Funds U.S. Government Money Market Fund

Statement of operations for the year ended September 30, 2018	(dollars in thousands)

Investment income:
Income:
Interest			$259,928
Fees and expenses*:
Investment advisory services	$44,970
Distribution services	12,516
Transfer agent services	16,300
Administrative services	3,829
Reports to shareholders	405
Registration statement and prospectus	1,012
Trustees’ compensation	136
Auditing and legal	68
Custodian	57
Other	1,348
Total fees and expenses before waiver/reimbursements	80,641
Less waiver/reimbursements of fees and expenses:
ABLE plan services fee waiver	—	†
Miscellaneous fee reimbursements	(779)
Total fees and expenses after waiver/reimbursements			79,862
Net investment income			180,066

Net realized loss and unrealized depreciation:
Net realized loss on investments			(13)
Net unrealized depreciation on investments			(2,660)
Net realized loss and unrealized depreciation			(2,673)
Net increase in net assets resulting from operations			$177,393

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

Statements of changes in net assets

(dollars in thousands)

	Year ended September 30
	2018	2017
Operations:
Net investment income	$180,066	$47,034
Net realized loss	(13)	(327)
Net unrealized depreciation	(2,660)	(1,234)
Net increase in net assets resulting from operations	177,393	45,473

Distributions paid or accrued to shareholders	(179,936)	(48,189)

Net capital share transactions	(568,703)	(1,083,247)

Total decrease in net assets	(571,246)	(1,085,963)

Net assets:
Beginning of year	16,811,376	17,897,339
End of year	$16,240,130	$16,811,376

See Notes to Financial Statements

American Funds U.S. Government Money Market Fund	7

Notes to financial statements

1. Organization

American Funds U.S. Government Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund has 20 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1), one tax-advantaged share class for individuals with disabilities (Class ABLE-A) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A, 529-A and ABLE-A	None	None	None
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years†
Class 529-E	None	None	None
Classes T and 529-T*	None	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.
†	Effective December 1, 2017.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

8	American Funds U.S. Government Money Market Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2018, all of the fund’s investment securities were classified as Level 2.

American Funds U.S. Government Money Market Fund	9

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Investing in money market funds — Investors could lose money by investing in the fund. Although the fund seeks to preserve the value at $1.00 per share, the fund cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. The fund’s sponsor has no legal obligation to provide financial support to the fund and should not be expected to do so at any time.

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

10	American Funds U.S. Government Money Market Fund

As of and during the period ended September 30, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended September 30, 2018, the fund reclassified $2,000 from capital paid in on shares of beneficial interest to total accumulated loss to align financial reporting with tax reporting.

As of September 30, 2018, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$665
Capital loss carryforward*	(479)
Gross unrealized appreciation on investments	412
Gross unrealized depreciation on investments	(1,043)
Net unrealized depreciation on investments	(631)
Cost of investments	16,213,191

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended September 30
Share class	2018		2017
Class A	$132,659		$39,408
Class B1			—
Class C	1,902		589
Class T2	—	[3]	—	[3]
Class F-1	1,524		166
Class F-2	674		81
Class F-3[4]	60		3
Class 529-A	14,973		2,772
Class 529-B1			—
Class 529-C	1,802		606
Class 529-E	785		165
Class 529-T2	—	[3]	—	[3]
Class 529-F-1	1,127		212
Class ABLE-A5	—
Class R-1	376		103
Class R-2	1,675		—
Class R-2E	148		—
Class R-3	4,970		—
Class R-4	6,316		1,157
Class R-5E	116		—[3]
Class R-5	2,306		658
Class R-6	8,523		2,269
Total	$179,936		$48,189

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	Class ABLE-A shares began investment operations on July 13, 2018.

American Funds U.S. Government Money Market Fund	11

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of average daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the year ended September 30, 2018, the investment advisory services fee was $44,970,000, which was equivalent to an annualized rate of 0.270% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (up to 0.15% for Class A, 529-A and ABLE-A shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Classes 529-A and ABLE-A	0.15	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529, ABLE and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529, ABLE and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 and ABLE plan services — Each 529 and ABLE share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica tax-advantaged savings program. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in Class 529 and ABLE shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is currently waiving the ABLE plan services fee it is owed from Class ABLE-A shares as compensation for its oversight and administration of ABLEAmerica. The waiver is expected to remain in effect until the date on which total net assets invested in ABLEAmerica reach $300 million or June 30, 2023, whichever is earlier. The fee is included in other expenses and the waiver is shown as ABLE plan services fee waiver in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

12	American Funds U.S. Government Money Market Fund

For the year ended September 30, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 and ABLE plan services
Class A	$—	$9,437		$1,122		Not applicable
Class C	—	139		84		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	431	213		87		Not applicable
Class F-2	Not applicable	51		28		Not applicable
Class F-3	Not applicable	—	*	2		Not applicable
Class 529-A	—	1,025		674		$890
Class 529-C	—	144		87		116
Class 529-E	—	48		35		47
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	77		50		67
Class ABLE-A†	—	—	*	—	*	—	*
Class R-1	—	35		17		Not applicable
Class R-2	5,864	2,785		391		Not applicable
Class R-2E	188	69		16		Not applicable
Class R-3	4,191	1,331		419		Not applicable
Class R-4	1,842	788		368		Not applicable
Class R-5E	Not applicable	14		5		Not applicable
Class R-5	Not applicable	113		100		Not applicable
Class R-6	Not applicable	31		344		Not applicable
Total class-specific expenses	$12,516	$16,300		$3,829		$1,120

*	Amount less than one thousand.
†	Class ABLE-A shares began investment operations on July 13, 2018.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of the fund’s fees and expenses. For the year ended September 30, 2018, the total fees reimbursed by CRMC were as follows (dollars in thousands):

Share class
Class A	$—
Class C	—
Class T	—
Class F-1	—
Class F-2	—
Class F-3	—
Class 529-A	—
Class 529-C	—
Class 529-E	—
Class 529-T	—
Class 529-F-1	—
Class ABLE-A*	—
Class R-1	—
Class R-2	776
Class R-2E	3
Class R-3	—	†
Class R-4	—
Class R-5E	—
Class R-5	—
Class R-6	—
Total reimbursements	$779

*	Class ABLE-A shares began investment operations on July 13, 2018.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $136,000 in the fund’s statement of operations reflects $119,000 in current fees (either paid in cash or deferred) and a net increase of $17,000 in the value of the deferred amounts.

American Funds U.S. Government Money Market Fund	13

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2018

Class A	$17,454,399	17,454,399	$130,796		130,796		$(18,126,596)	(18,126,596)	$(541,401)	(541,401)
Class C	163,982	163,982	1,858		1,858		(206,268)	(206,268)	(40,428)	(40,428)
Class T	—	—	—		—		—	—	—	—
Class F-1	169,806	169,806	1,504		1,504		(161,957)	(161,957)	9,353	9,353
Class F-2	196,825	196,825	658		658		(144,211)	(144,211)	53,272	53,272
Class F-3	23,132	23,132	59		59		(9,759)	(9,759)	13,432	13,432
Class 529-A	900,892	900,892	14,873		14,873		(647,301)	(647,301)	268,464	268,464
Class 529-C	108,441	108,441	1,776		1,776		(212,864)	(212,864)	(102,647)	(102,647)
Class 529-E	41,472	41,472	778		778		(35,609)	(35,609)	6,641	6,641
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	70,235	70,235	1,121		1,121		(49,931)	(49,931)	21,425	21,425
Class ABLE-A3	60	60	—	[2]	—	[2]	(22)	(22)	38	38
Class R-1	29,224	29,224	371		371		(35,087)	(35,087)	(5,492)	(5,492)
Class R-2	661,072	661,072	1,647		1,647		(774,397)	(774,397)	(111,678)	(111,678)
Class R-2E	158,170	158,170	141		141		(152,424)	(152,424)	5,887	5,887
Class R-3	892,176	892,176	4,875		4,875		(996,207)	(996,207)	(99,156)	(99,156)
Class R-4	766,946	766,946	6,218		6,218		(907,020)	(907,020)	(133,856)	(133,856)
Class R-5E	136,859	136,859	100		100		(123,908)	(123,908)	13,051	13,051
Class R-5	181,566	181,566	2,275		2,275		(210,097)	(210,097)	(26,256)	(26,256)
Class R-6	1,047,845	1,047,845	8,442		8,442		(955,639)	(955,639)	100,648	100,648
Total net increase (decrease)	$23,003,102	23,003,102	$177,492		177,492		$(23,749,297)	(23,749,297)	$(568,703)	(568,703)

14	American Funds U.S. Government Money Market Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2017

Class A	$17,013,227	17,013,227	$38,838		38,838		$(18,203,225)	(18,203,225)	$(1,151,160)	(1,151,160)
Class B4	1,086	1,086	—		—		(8,716)	(8,716)	(7,630)	(7,630)
Class C	211,825	211,825	575		575		(281,164)	(281,164)	(68,764)	(68,764)
Class T5	10	10	—		—		—	—	10	10
Class F-1	101,816	101,816	163		163		(105,701)	(105,701)	(3,722)	(3,722)
Class F-2	96,529	96,529	77		77		(88,617)	(88,617)	7,989	7,989
Class F-3[6]	3,080	3,080	2		2		(882)	(882)	2,200	2,200
Class 529-A	659,650	659,650	2,757		2,757		(557,685)	(557,685)	104,722	104,722
Class 529-B4	393	393	—		—		(2,681)	(2,681)	(2,288)	(2,288)
Class 529-C	151,116	151,116	602		602		(135,015)	(135,015)	16,703	16,703
Class 529-E	37,654	37,654	164		164		(30,429)	(30,429)	7,389	7,389
Class 529-T5	10	10	—	[2]	—	[2]	—	—	10	10
Class 529-F-1	58,117	58,117	211		211		(47,196)	(47,196)	11,132	11,132
Class R-1	34,778	34,778	101		101		(40,890)	(40,890)	(6,011)	(6,011)
Class R-2	915,081	915,081	—		—		(1,062,927)	(1,062,927)	(147,846)	(147,846)
Class R-2E	255,708	255,708	—		—		(249,908)	(249,908)	5,800	5,800
Class R-3	1,273,632	1,273,632	—		—		(1,368,885)	(1,368,885)	(95,253)	(95,253)
Class R-4	1,304,756	1,304,756	1,140		1,140		(1,220,393)	(1,220,393)	85,503	85,503
Class R-5E	135	135	—	[2]	—	[2]	(1)	(1)	134	134
Class R-5	331,420	331,420	643		643		(318,226)	(318,226)	13,837	13,837
Class R-6	1,083,798	1,083,798	2,239		2,239		(942,039)	(942,039)	143,998	143,998
Total net increase (decrease)	$23,533,821	23,533,821	$47,512		47,512		$(24,664,580)	(24,664,580)	$(1,083,247)	(1,083,247)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class ABLE-A shares began investment operations on July 13, 2018.
[4]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[5]	Class T and 529-T shares began investment operations on April 7, 2017.
[6]	Class F-3 shares began investment operations on January 27, 2017.

American Funds U.S. Government Money Market Fund	15

Financial highlights

Period ended	Net asset value, beginning of period	Net investment income[1]		Dividends (from net investment income)		Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/reimbursements		Ratio of expenses to average net assets after waivers/reimbursements[2]		Ratio of net income to average net assets[2]
Class A:
9/30/2018	$1.00	$.01		$(.01)		$1.00	1.19%		$10,770		.38%		.38%		1.18%
9/30/2017	1.00	—	[4]	—	[4]	1.00	.33		11,313		.38		.37		.30
9/30/2016	1.00	—	[4]	—		1.00	.00		12,466		.38		.29		.01
9/30/2015	1.00	—		—		1.00	.00		12,167		.38		.08		—
9/30/2014	1.00	—		—		1.00	.00		11,951		.38		.07		—
Class C:
9/30/2018	1.00	.01		(.01)		1.00	1.16		152		.41		.41		1.13
9/30/2017	1.00	—	[4]	—	[4]	1.00	.28		193		.42		.41		.25
9/30/2016	1.00	—	[4]	—		1.00	.00		262		.42		.30		—	[5]
9/30/2015	1.00	—		—		1.00	.00		277		.42		.08		—
9/30/2014	1.00	—		—		1.00	.00		250		.41		.07		—
Class T:
9/30/2018	1.00	.01		(.01)		1.00	1.18	[6]	—	[7]	.39	[6]	.39	[6]	1.17	[6]
9/30/2017[8,9]	1.00	—	[4]	—	[4]	1.00	.26	[6,10]	—	[7]	.19	[6,10]	.19	[6,10]	.26	[6,10]
Class F-1:
9/30/2018	1.00	.01		(.01)		1.00	.87		166		.70		.70		.88
9/30/2017	1.00	—	[4]	—	[4]	1.00	.11		157		.71		.58		.10
9/30/2016	1.00	—		—		1.00	.00		161		.71		.30		—
9/30/2015	1.00	—		—		1.00	.00		195		.70		.08		—
9/30/2014	1.00	—		—		1.00	.00		114		.70		.07		—
Class F-2:
9/30/2018	1.00	.01		(.01)		1.00	1.14		87		.43		.43		1.22
9/30/2017	1.00	—	[4]	—	[4]	1.00	.26		33		.45		.43		.28
9/30/2016	1.00	—		—		1.00	.00		25		.46		.31		—
9/30/2015	1.00	—		—		1.00	.00		11		.44		.08		—
9/30/2014	1.00	—		—		1.00	.00		9		.42		.07		—
Class F-3:
9/30/2018	1.00	.01		(.01)		1.00	1.24		16		.34		.34		1.34
9/30/2017[8,11]	1.00	—	[4]	—	[4]	1.00	.29	[10]	2		.36	[12]	.35	[12]	.64	[12]
Class 529-A:
9/30/2018	1.00	.01		(.01)		1.00	1.10		1,440		.47		.47		1.11
9/30/2017	1.00	—	[4]	—	[4]	1.00	.24		1,172		.48		.45		.24
9/30/2016	1.00	—	[4]	—		1.00	.00		1,067		.50		.30		—	[5]
9/30/2015	1.00	—		—		1.00	.00		916		.50		.08		—
9/30/2014	1.00	—		—		1.00	.00		852		.50		.07		—

16	American Funds U.S. Government Money Market Fund

Period ended	Net asset value, beginning of period	Net investment income[1]		Dividends (from net investment income)		Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/reimbursements		Ratio of expenses to average net assets after waivers/reimbursements[2]		Ratio of net income to average net assets[2]
Class 529-C:
9/30/2018	$1.00	$.01		$(.01)		$1.00	1.09%		$155		.48%		.48%		1.03%
9/30/2017	1.00	—	[4]	—	[4]	1.00	.23		258		.48		.45		.24
9/30/2016	1.00	—		—		1.00	.00		241		.50		.30		—
9/30/2015	1.00	—		—		1.00	.00		198		.50		.08		—
9/30/2014	1.00	—		—		1.00	.00		181		.50		.07		—
Class 529-E:
9/30/2018	1.00	.01		(.01)		1.00	1.10		75		.47		.47		1.11
9/30/2017	1.00	—	[4]	—	[4]	1.00	.24		68		.47		.45		.25
9/30/2016	1.00	—	[4]	—		1.00	.00		61		.49		.30		—	[5]
9/30/2015	1.00	—		—		1.00	.00		53		.49		.08		—
9/30/2014	1.00	—		—		1.00	.00		48		.49		.07		—
Class 529-T:
9/30/2018	1.00	.01		(.01)		1.00	1.11	[6]	—	[7]	.46	[6]	.46	[6]	1.10	[6]
9/30/2017[8,9]	1.00	—	[4]	—	[4]	1.00	.22	[6,10]	—	[7]	.22	[6,10]	.22	[6,10]	.22	[6,10]
Class 529-F-1:
9/30/2018	1.00	.01		(.01)		1.00	1.10		111		.47		.47		1.12
9/30/2017	1.00	—	[4]	—	[4]	1.00	.24		90		.48		.45		.24
9/30/2016	1.00	—		—		1.00	.00		79		.49		.30		—
9/30/2015	1.00	—		—		1.00	.00		63		.50		.08		—
9/30/2014	1.00	—		—		1.00	.00		56		.50		.07		—
Class ABLE-A:
9/30/2018[8,13]	1.00	—	[4]	—	[4]	1.00	.34	[10]	—	[7]	.09	[10]	.09	[10]	.35	[10]
Class R-1:
9/30/2018	1.00	.01		(.01)		1.00	1.14		33		.43		.43		1.12
9/30/2017	1.00	—	[4]	—	[4]	1.00	.27		38		.43		.41		.27
9/30/2016	1.00	—	[4]	—		1.00	.00		44		.46		.29		—	[5]
9/30/2015	1.00	—		—		1.00	.00		46		.45		.08		—
9/30/2014	1.00	—		—		1.00	.00		50		.44		.07		—
Class R-2:
9/30/2018	1.00	—	[4]	—	[4]	1.00	.22		742		1.44		1.34		.22
9/30/2017	1.00	—	[4]	—		1.00	.00		854		1.03		.64		.03
9/30/2016	1.00	—	[4]	—		1.00	.00		1,002		.69		.26		.04
9/30/2015	1.00	—		—		1.00	.00		1,009		.63		.08		—
9/30/2014	1.00	—		—		1.00	.00		1,064		.65		.07		—

See end of table for footnotes.

American Funds U.S. Government Money Market Fund	17

Financial highlights (continued)

Period ended	Net asset value, beginning of period	Net investment income[1]		Dividends (from net investment income)		Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/reimbursements		Ratio of expenses to average net assets after waivers/reimbursements[2]		Ratio of net income to average net assets[2]
Class R-2E:
9/30/2018	$1.00	$—	[4]	$—	[4]	$1.00	.46%	$30		1.16%		1.15%		.46%
9/30/2017	1.00	—	[4]	—		1.00	.00	24		.86		.71		.03
9/30/2016	1.00	—	[4]	—		1.00	.00	18		.53		.33		.03
9/30/2015	1.00	—		—		1.00	.00	—	[7]	.57	[6]	.07	[6]	—	[6]
9/30/2014[8,14]	1.00	—		—		1.00	.00	—	[7]	.04	[6,10]	—	[5,6,10]	—	[6]
Class R-3:
9/30/2018	1.00	.01		(.01)		1.00	.61	813		.99		.99		.57
9/30/2017	1.00	—	[4]	—		1.00	.00	912		.72		.64		.04
9/30/2016	1.00	—	[4]	—		1.00	.00	1,007		.52		.28		.02
9/30/2015	1.00	—		—		1.00	.00	993		.50		.08		—
9/30/2014	1.00	—		—		1.00	.00	1,029		.50		.07		—
Class R-4:
9/30/2018	1.00	.01		(.01)		1.00	.88	680		.69		.69		.86
9/30/2017	1.00	—	[4]	—	[4]	1.00	.14	814		.56		.54		.16
9/30/2016	1.00	—	[4]	—		1.00	.00	729		.45		.29		.01
9/30/2015	1.00	—		—		1.00	.00	675		.43		.08		—
9/30/2014	1.00	—		—		1.00	.00	664		.44		.07		—
Class R-5E:
9/30/2018	1.00	.01		(.01)		1.00	1.09	13		.48		.48		1.22
9/30/2017	1.00	—	[4]	—	[4]	1.00	.17	—	[7]	.63		.53		.39
9/30/2016[8,15]	1.00	—		—		1.00	.00	—	[7]	.54	[12]	.32	[12]	—
Class R-5:
9/30/2018	1.00	.01		(.01)		1.00	1.18	192		.39		.39		1.16
9/30/2017	1.00	—	[4]	—	[4]	1.00	.30	218		.38		.37		.32
9/30/2016	1.00	—	[4]	—		1.00	.00	204		.40		.29		.01
9/30/2015	1.00	—		—		1.00	.00	322		.38		.08		—
9/30/2014	1.00	—		—		1.00	.00	326		.38		.07		—
Class R-6:
9/30/2018	1.00	.01		(.01)		1.00	1.23	765		.34		.34		1.24
9/30/2017	1.00	—	[4]	—	[4]	1.00	.36	665		.34		.34		.37
9/30/2016	1.00	—	[4]	—		1.00	.00	521		.34		.29		.02
9/30/2015	1.00	—		—		1.00	.00	287		.34		.08		—
9/30/2014	1.00	—		—		1.00	.00	291		.33		.07		—

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain waivers/reimbursements. During some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses for certain share classes due to lower short-term interest rates. During the period shown, Virginia529 waived ABLE plan services fees for Class ABLE-A shares.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Amount less than $.01.
[5]	Amount less than .01%.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Amount less than $1 million.
[8]	Based on operations for a period that is less than a full year.
[9]	Class T and 529-T shares began investment operations on April 7, 2017.
[10]	Not annualized.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Annualized.
[13]	Class ABLE-A shares began investment operations on July 13, 2018.
[14]	Class R-2E shares began investment operations on August 29, 2014.
[15]	Class R-5E shares began investment operations on November 20, 2015.

See Notes to Financial Statements

18	American Funds U.S. Government Money Market Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds U.S. Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds U.S. Government Money Market Fund (the “Fund”) as of September 30, 2018, the related statement of operations for the year ended September 30, 2018, the statement of changes in net assets for each of the two years in the period ended September 30, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles,California
November 12, 2018

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

American Funds U.S. Government Money Market Fund	19

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2018, through September 30, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	American Funds U.S. Government Money Market Fund

	Beginning account value 4/1/2018	Ending account value 9/30/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,007.47	$1.86	.37%
Class A – assumed 5% return	1,000.00	1,023.21	1.88	.37
Class C – actual return	1,000.00	1,007.29	2.06	.41
Class C – assumed 5% return	1,000.00	1,023.01	2.08	.41
Class T – actual return	1,000.00	1,007.40	1.96	.39
Class T – assumed 5% return	1,000.00	1,023.11	1.98	.39
Class F-1 – actual return	1,000.00	1,005.82	3.52	.70
Class F-1 – assumed 5% return	1,000.00	1,021.56	3.55	.70
Class F-2 – actual return	1,000.00	1,007.22	2.11	.42
Class F-2 – assumed 5% return	1,000.00	1,022.96	2.13	.42
Class F-3 – actual return	1,000.00	1,007.67	1.71	.34
Class F-3 – assumed 5% return	1,000.00	1,023.36	1.72	.34
Class 529-A – actual return	1,000.00	1,006.98	2.36	.47
Class 529-A – assumed 5% return	1,000.00	1,022.71	2.38	.47
Class 529-C – actual return	1,000.00	1,006.98	2.36	.47
Class 529-C – assumed 5% return	1,000.00	1,022.71	2.38	.47
Class 529-E – actual return	1,000.00	1,007.02	2.31	.46
Class 529-E – assumed 5% return	1,000.00	1,022.76	2.33	.46
Class 529-T – actual return	1,000.00	1,007.04	2.31	.46
Class 529-T – assumed 5% return	1,000.00	1,022.76	2.33	.46
Class 529-F-1 – actual return	1,000.00	1,006.98	2.36	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,022.71	2.38	.47
Class ABLE-A – actual return†	1,000.00	1,003.42	.89	.35
Class ABLE-A – assumed 5% return†	1,000.00	1,023.31	1.78	.35
Class R-1 – actual return	1,000.00	1,007.18	2.16	.43
Class R-1 – assumed 5% return	1,000.00	1,022.91	2.18	.43
Class R-2 – actual return	1,000.00	1,002.22	7.18	1.43
Class R-2 – assumed 5% return	1,000.00	1,017.90	7.23	1.43
Class R-2E – actual return	1,000.00	1,003.62	5.83	1.16
Class R-2E – assumed 5% return	1,000.00	1,019.25	5.87	1.16
Class R-3 – actual return	1,000.00	1,004.39	4.97	.99
Class R-3 – assumed 5% return	1,000.00	1,020.10	5.01	.99
Class R-4 – actual return	1,000.00	1,005.90	3.47	.69
Class R-4 – assumed 5% return	1,000.00	1,021.61	3.50	.69
Class R-5E – actual return	1,000.00	1,006.90	2.47	.49
Class R-5E – assumed 5% return	1,000.00	1,022.61	2.48	.49
Class R-5 – actual return	1,000.00	1,007.40	1.96	.39
Class R-5 – assumed 5% return	1,000.00	1,023.11	1.98	.39
Class R-6 – actual return	1,000.00	1,007.65	1.71	.34
Class R-6 – assumed 5% return	1,000.00	1,023.36	1.72	.34

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on July 13, 2018. The “assumed 5% return” line is based on 183 days.

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended September 30, 2018:

U.S. government income that may be exempt from state taxation	$150,279,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2019, to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their tax advisors.

American Funds U.S. Government Money Market Fund	21

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22	American Funds U.S. Government Money Market Fund

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American Funds U.S. Government Money Market Fund	23

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24	American Funds U.S. Government Money Market Fund

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American Funds U.S. Government Money Market Fund	25

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2010	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
James G. Ellis, 1947	2009	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation
Nariman Farvardin, PhD, 1956	2018	President, Stevens Institute of Technology	78	None
Leonard R. Fuller, 1946	2009	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	78	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2009	Private investor	81	None
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; Trimble Inc.
Laurel B. Mitchell, PhD, 1955	2009	Chair, California Jump$tart Coalition for Personal Financial Literacy; part-time faculty, Pomona College; Professor Emerita, University of Redlands; former Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None
Frank M. Sanchez, 1943	2009	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None
Margaret Spellings, 1957	2009	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	None

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Kristine M. Nishiyama, 1970 President	2009	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President and General Counsel and Director, Capital Bank and Trust Company[6]	1	None
Michael C. Gitlin, 1970	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	19	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

26	American Funds U.S. Government Money Market Fund

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Karen F. Hall, 1965	2009	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Vice President
Belinda A. Heard, 1962	2009	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Vice President
Steven I. Koszalka, 1964	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Secretary
Brian C. Janssen, 1972	2011	Vice President — Investment Operations, Capital Research and Management Company
Treasurer
Jane Y. Chung, 1974	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Assistant Secretary
Dori Laskin, 1951	2010	Vice President — Investment Operations, Capital Research and Management Company
Assistant Treasurer
Gregory F. Niland, 1971	2015	Vice President — Investment Operations, Capital Research and Management Company
Assistant Treasurer

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed, except Karen F. Hall and Belinda A. Heard, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds U.S. Government Money Market Fund	27

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

28	American Funds U.S. Government Money Market Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Money Market Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services	MMF

Registrant:
a) Audit Fees:
2017	$50,000
2018	$38,000

b) Audit-Related Fees:
2017	None
2018	None

c) Tax Fees:
2017	$7,000
2018	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2017	None
2018	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2017	None
2018	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2017	None
2018	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2017	None
2018	None

The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $58,000 for fiscal year 2017 and $7,000 for fiscal year 2018. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the American Funds U.S. Government Money Market Fund’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds U.S. Government Money Market Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS U.S. GOVERNMENT MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: November 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: November 30, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 30, 2018